Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Eaton Vance Series Fund, Inc
Entity Central Index Key	0001552324
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000162463
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class A
Trading Symbol	EADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.06%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to the Egyptian pound helped – as reform progress remained solid; also noted by the International Monetary Fund

↑ An out-of-index allocation to the Uzbekistani local bond aided performance – from tight monetary policy, ongoing reforms, and attractive carry

↑ A zero weight to United States local rates boosted returns – as U.S. interest rates rose for most of the period

↑ An out-of-index allocation to the Nigerian naira helped – owing to support from central bank and distortions in local foreign exchange market ending

↓ An underweight exposure to the Brazilian real detracted – as the currency rallied along with broader emerging markets currencies vs. a weaker US dollar

↓ A near zero weight to the Thai baht also detracted from performance as the currency rallied vs. a weaker US dollar

↓ An overweight to Polish local rates hurt – owing to the central bank being neutral for most of the period and not cutting rates until May 2025

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/15	$9,675	$10,000	$10,000
8/15	$9,408	$9,462	$9,670
9/15	$9,141	$9,181	$9,466
10/15	$9,376	$9,597	$9,798
11/15	$9,440	$9,389	$9,678
12/15	$9,332	$9,180	$9,507
1/16	$9,105	$9,212	$9,511
2/16	$9,213	$9,345	$9,649
3/16	$9,635	$10,191	$10,242
4/16	$9,884	$10,453	$10,463
5/16	$9,873	$9,885	$10,180
6/16	$10,101	$10,467	$10,611
7/16	$10,176	$10,530	$10,732
8/16	$10,382	$10,534	$10,818
9/16	$10,469	$10,747	$10,942
10/16	$10,497	$10,657	$10,862
11/16	$10,187	$9,907	$10,312
12/16	$10,317	$10,093	$10,463
1/17	$10,403	$10,320	$10,651
2/17	$10,545	$10,506	$10,838
3/17	$10,655	$10,749	$10,982
4/17	$10,788	$10,874	$11,118
5/17	$10,875	$11,088	$11,269
6/17	$10,998	$11,138	$11,296
7/17	$11,110	$11,369	$11,460
8/17	$11,305	$11,573	$11,641
9/17	$11,442	$11,534	$11,631
10/17	$11,413	$11,209	$11,488
11/17	$11,516	$11,398	$11,587
12/17	$11,614	$11,628	$11,735
1/18	$11,828	$12,149	$11,998
2/18	$11,786	$12,022	$11,846
3/18	$11,855	$12,145	$11,909
4/18	$11,825	$11,786	$11,670
5/18	$11,546	$11,199	$11,332
6/18	$11,316	$10,879	$11,124
7/18	$11,424	$11,085	$11,341
8/18	$11,077	$10,411	$10,916
9/18	$11,110	$10,681	$11,125
10/18	$11,027	$10,471	$10,940
11/18	$11,100	$10,765	$11,077
12/18	$11,098	$10,906	$11,207
1/19	$11,504	$11,501	$11,712
2/19	$11,583	$11,375	$11,709
3/19	$11,583	$11,224	$11,710
4/19	$11,623	$11,205	$11,730
5/19	$11,689	$11,238	$11,774
6/19	$12,041	$11,857	$12,263
7/19	$12,341	$11,967	$12,384
8/19	$12,220	$11,651	$12,248
9/19	$12,414	$11,763	$12,312
10/19	$12,568	$12,104	$12,525
11/19	$12,737	$11,884	$12,408
12/19	$13,077	$12,375	$12,757
1/20	$13,150	$12,216	$12,773
2/20	$12,980	$11,799	$12,524
3/20	$11,218	$10,493	$11,036
4/20	$11,539	$10,904	$11,427
5/20	$12,332	$11,469	$12,009
6/20	$12,778	$11,523	$12,225
7/20	$12,858	$11,870	$12,594
8/20	$13,117	$11,832	$12,618
9/20	$13,034	$11,593	$12,417
10/20	$13,131	$11,642	$12,450
11/20	$13,621	$12,281	$12,995
12/20	$14,008	$12,708	$13,330
1/21	$14,060	$12,572	$13,220
2/21	$14,051	$12,235	$12,956
3/21	$13,825	$11,860	$12,705
4/21	$14,066	$12,128	$12,938
5/21	$14,261	$12,430	$13,155
6/21	$14,236	$12,279	$13,126
7/21	$14,131	$12,227	$13,119
8/21	$14,362	$12,321	$13,225
9/21	$14,256	$11,898	$12,907
10/21	$14,150	$11,740	$12,808
11/21	$13,961	$11,419	$12,556
12/21	$14,181	$11,597	$12,710
1/22	$13,991	$11,596	$12,566
2/22	$13,284	$11,016	$11,894
3/22	$13,208	$10,848	$11,701
4/22	$13,098	$10,194	$11,124
5/22	$12,987	$10,374	$11,207
6/22	$12,347	$9,912	$10,697
7/22	$12,218	$9,941	$10,818
8/22	$12,589	$9,927	$10,790
9/22	$12,179	$9,443	$10,253
10/22	$12,258	$9,360	$10,159
11/22	$12,939	$10,025	$10,847
12/22	$13,269	$10,242	$11,014
1/23	$13,654	$10,681	$11,422
2/23	$13,536	$10,343	$11,132
3/23	$13,544	$10,770	$11,412
4/23	$13,571	$10,863	$11,501
5/23	$13,690	$10,691	$11,377
6/23	$14,091	$11,040	$11,657
7/23	$14,325	$11,358	$11,909
8/23	$14,182	$11,052	$11,691
9/23	$14,115	$10,680	$11,395
10/23	$14,066	$10,624	$11,292
11/23	$14,423	$11,184	$11,852
12/23	$14,744	$11,543	$12,273
1/24	$14,930	$11,367	$12,167
2/24	$15,294	$11,302	$12,183
3/24	$15,662	$11,298	$12,276
4/24	$15,671	$11,057	$12,054
5/24	$15,942	$11,235	$12,249
6/24	$15,931	$11,114	$12,230
7/24	$16,104	$11,367	$12,472
8/24	$16,279	$11,716	$12,789
9/24	$16,537	$12,113	$13,104
10/24	$16,547	$11,554	$12,717
11/24	$16,704	$11,489	$12,738
12/24	$16,883	$11,268	$12,554
1/25	$17,341	$11,499	$12,752
2/25	$17,522	$11,574	$12,894
3/25	$17,445	$11,753	$12,971
4/25	$17,302	$12,135	$13,160
5/25	$17,728	$12,306	$13,310
6/25	$18,025	$12,649	$13,622
7/25	$18,288	$12,554	$13,645

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	13.51%	7.29%	6.56%
Class A with 3.25% Maximum Sales Charge	9.85%	6.58%	6.22%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	10.45%	1.13%	2.30%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	9.40%	1.62%	3.15%
Footnote	Description
Footnote[1]	Class A performance prior to 9/3/15 is linked to Class R6. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 3,626,247,692
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 17,354,614
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,626,247,692
# of Portfolio Holdings (including derivatives)	793
Portfolio Turnover Rate	106%
Total Advisory Fees Paid	$17,354,614

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	2.3%
Senior Floating-Rate Loans	4.7%
Short-Term Investments	9.6%
Foreign Corporate Bonds	29.5%
Sovereign Government Bonds	53.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	9.3%
India	4.7%
Uzbekistan	4.4%
South Korea	4.2%
Taiwan	2.9%
Kazakhstan	2.1%
Uruguay	1.9%
Armenia	1.8%
Paraguay	1.7%
Other	12.8%
Total Long Exposure	45.8%
Euro	(2.4)%
Other	(0.1)%
Total Short Exposure	(2.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000162464
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class I
Trading Symbol	EIDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to the Egyptian pound helped – as reform progress remained solid; also noted by the International Monetary Fund

↑ An out-of-index allocation to the Uzbekistani local bond aided performance – from tight monetary policy, ongoing reforms, and attractive carry

↑ A zero weight to United States local rates boosted returns – as U.S. interest rates rose for most of the period

↑ An out-of-index allocation to the Nigerian naira helped – owing to support from central bank and distortions in local foreign exchange market ending

↓ An underweight exposure to the Brazilian real detracted – as the currency rallied along with broader emerging markets currencies vs. a weaker US dollar

↓ A near zero weight to the Thai baht also detracted from performance as the currency rallied vs. a weaker US dollar

↓ An overweight to Polish local rates hurt – owing to the central bank being neutral for most of the period and not cutting rates until May 2025

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$972,406	$946,212	$966,956
9/15	$944,812	$918,120	$946,631
10/15	$967,991	$959,682	$979,821
11/15	$974,614	$938,930	$967,815
12/15	$963,611	$918,008	$950,684
1/16	$942,297	$921,197	$951,052
2/16	$953,515	$934,497	$964,895
3/16	$998,386	$1,019,129	$1,024,180
4/16	$1,024,187	$1,045,346	$1,046,312
5/16	$1,024,187	$988,511	$1,017,956
6/16	$1,046,623	$1,046,710	$1,061,055
7/16	$1,056,719	$1,053,009	$1,073,230
8/16	$1,078,033	$1,053,432	$1,081,777
9/16	$1,088,129	$1,074,746	$1,094,210
10/16	$1,091,270	$1,065,659	$1,086,165
11/16	$1,058,339	$990,726	$1,031,239
12/16	$1,072,008	$1,009,269	$1,046,338
1/17	$1,081,109	$1,031,996	$1,065,123
2/17	$1,097,333	$1,050,592	$1,083,766
3/17	$1,108,928	$1,074,889	$1,098,184
4/17	$1,121,793	$1,087,443	$1,111,768
5/17	$1,131,139	$1,108,762	$1,126,899
6/17	$1,145,361	$1,113,837	$1,129,649
7/17	$1,157,246	$1,136,937	$1,145,962
8/17	$1,176,513	$1,157,324	$1,164,066
9/17	$1,192,239	$1,153,394	$1,163,129
10/17	$1,189,523	$1,120,882	$1,148,800
11/17	$1,200,458	$1,139,766	$1,158,699
12/17	$1,210,965	$1,162,809	$1,173,452
1/18	$1,233,481	$1,214,890	$1,199,814
2/18	$1,229,412	$1,202,205	$1,184,560
3/18	$1,236,839	$1,214,482	$1,190,917
4/18	$1,234,016	$1,178,569	$1,167,014
5/18	$1,205,261	$1,119,912	$1,133,194
6/18	$1,180,244	$1,087,912	$1,112,439
7/18	$1,191,767	$1,108,528	$1,134,109
8/18	$1,155,860	$1,041,061	$1,091,642
9/18	$1,159,571	$1,068,056	$1,112,500
10/18	$1,151,270	$1,047,130	$1,093,950
11/18	$1,160,436	$1,076,529	$1,107,716
12/18	$1,159,169	$1,090,586	$1,120,667
1/19	$1,203,089	$1,150,103	$1,171,214
2/19	$1,211,614	$1,137,532	$1,170,898
3/19	$1,211,878	$1,122,438	$1,171,030
4/19	$1,216,293	$1,120,469	$1,172,995
5/19	$1,223,526	$1,123,781	$1,177,368
6/19	$1,260,533	$1,185,696	$1,226,287
7/19	$1,292,134	$1,196,692	$1,238,436
8/19	$1,279,793	$1,165,099	$1,224,789
9/19	$1,298,908	$1,176,300	$1,231,214
10/19	$1,316,743	$1,210,383	$1,252,527
11/19	$1,334,693	$1,188,385	$1,240,838
12/19	$1,370,542	$1,237,513	$1,275,747
1/20	$1,378,422	$1,221,589	$1,277,307
2/20	$1,360,958	$1,179,936	$1,252,402
3/20	$1,175,656	$1,049,261	$1,103,620
4/20	$1,209,448	$1,090,396	$1,142,748
5/20	$1,292,683	$1,146,857	$1,200,851
6/20	$1,339,662	$1,152,254	$1,222,489
7/20	$1,349,905	$1,187,046	$1,259,387
8/20	$1,377,301	$1,183,151	$1,261,766
9/20	$1,367,363	$1,159,297	$1,241,692
10/20	$1,379,369	$1,164,234	$1,245,039
11/20	$1,431,044	$1,228,128	$1,299,503
12/20	$1,471,897	$1,270,849	$1,333,033
1/21	$1,476,114	$1,257,224	$1,322,048
2/21	$1,475,448	$1,223,538	$1,295,575
3/21	$1,452,133	$1,185,978	$1,270,505
4/21	$1,477,664	$1,212,775	$1,293,800
5/21	$1,498,444	$1,243,034	$1,315,459
6/21	$1,497,832	$1,227,933	$1,312,634
7/21	$1,485,556	$1,222,686	$1,311,909
8/21	$1,510,079	$1,232,109	$1,322,498
9/21	$1,499,344	$1,189,831	$1,290,743
10/21	$1,490,214	$1,174,029	$1,280,757
11/21	$1,470,817	$1,141,916	$1,255,587
12/21	$1,494,236	$1,159,683	$1,271,016
1/22	$1,474,607	$1,159,623	$1,256,623
2/22	$1,398,968	$1,101,636	$1,189,429
3/22	$1,391,307	$1,084,763	$1,170,072
4/22	$1,380,060	$1,019,392	$1,112,434
5/22	$1,368,718	$1,037,365	$1,120,673
6/22	$1,301,700	$991,173	$1,069,738
7/22	$1,288,481	$994,075	$1,081,843
8/22	$1,327,831	$992,680	$1,079,015
9/22	$1,284,970	$944,334	$1,025,255
10/22	$1,293,545	$936,002	$1,015,862
11/22	$1,365,591	$1,002,521	$1,084,667
12/22	$1,400,600	$1,024,173	$1,101,445
1/23	$1,441,511	$1,068,138	$1,142,188
2/23	$1,429,350	$1,034,338	$1,113,246
3/23	$1,430,575	$1,077,004	$1,141,200
4/23	$1,433,730	$1,086,289	$1,150,148
5/23	$1,446,663	$1,069,137	$1,137,742
6/23	$1,491,159	$1,103,990	$1,165,704
7/23	$1,514,219	$1,135,756	$1,190,894
8/23	$1,499,501	$1,105,239	$1,169,093
9/23	$1,494,752	$1,068,029	$1,139,529
10/23	$1,487,942	$1,062,407	$1,129,208
11/23	$1,525,968	$1,118,385	$1,185,218
12/23	$1,560,168	$1,154,254	$1,227,338
1/24	$1,580,106	$1,136,675	$1,216,660
2/24	$1,618,992	$1,130,155	$1,218,313
3/24	$1,658,164	$1,129,835	$1,227,552
4/24	$1,659,498	$1,105,693	$1,205,357
5/24	$1,688,571	$1,123,531	$1,224,899
6/24	$1,687,792	$1,111,395	$1,223,014
7/24	$1,706,466	$1,136,675	$1,247,225
8/24	$1,725,289	$1,171,575	$1,278,861
9/24	$1,753,028	$1,211,347	$1,310,397
10/24	$1,754,405	$1,155,448	$1,271,718
11/24	$1,773,635	$1,148,892	$1,273,807
12/24	$1,790,743	$1,126,763	$1,255,357
1/25	$1,839,588	$1,149,878	$1,275,244
2/25	$1,859,196	$1,157,444	$1,289,380
3/25	$1,851,464	$1,175,334	$1,297,098
4/25	$1,839,066	$1,213,485	$1,316,023
5/25	$1,882,310	$1,230,640	$1,331,015
6/25	$1,914,213	$1,264,920	$1,362,215
7/25	$1,941,596	$1,255,431	$1,364,519

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	13.78%	7.54%	6.85%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	10.45%	1.13%	2.30%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	9.40%	1.62%	3.15%
Footnote	Description
Footnote[1]	Class I performance prior to 9/3/15 is linked to Class R6. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 3,626,247,692
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 17,354,614
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,626,247,692
# of Portfolio Holdings (including derivatives)	793
Portfolio Turnover Rate	106%
Total Advisory Fees Paid	$17,354,614

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	2.3%
Senior Floating-Rate Loans	4.7%
Short-Term Investments	9.6%
Foreign Corporate Bonds	29.5%
Sovereign Government Bonds	53.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	9.3%
India	4.7%
Uzbekistan	4.4%
South Korea	4.2%
Taiwan	2.9%
Kazakhstan	2.1%
Uruguay	1.9%
Armenia	1.8%
Paraguay	1.7%
Other	12.8%
Total Long Exposure	45.8%
Euro	(2.4)%
Other	(0.1)%
Total Short Exposure	(2.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000117767
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class R6
Trading Symbol	EELDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to the Egyptian pound helped – as reform progress remained solid; also noted by the International Monetary Fund

↑ An out-of-index allocation to the Uzbekistani local bond aided performance – from tight monetary policy, ongoing reforms, and attractive carry

↑ A zero weight to United States local rates boosted returns – as U.S. interest rates rose for most of the period

↑ An out-of-index allocation to the Nigerian naira helped – owing to support from central bank and distortions in local foreign exchange market ending

↓ An underweight exposure to the Brazilian real detracted – as the currency rallied along with broader emerging markets currencies vs. a weaker US dollar

↓ A near zero weight to the Thai baht also detracted from performance as the currency rallied vs. a weaker US dollar

↓ An overweight to Polish local rates hurt – owing to the central bank being neutral for most of the period and not cutting rates until May 2025

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/15	$5,000,000	$5,000,000	$5,000,000
8/15	$4,862,031	$4,731,059	$4,834,779
9/15	$4,724,062	$4,590,600	$4,733,155
10/15	$4,839,956	$4,798,411	$4,899,106
11/15	$4,873,068	$4,694,652	$4,839,073
12/15	$4,819,499	$4,590,039	$4,753,420
1/16	$4,701,676	$4,605,987	$4,755,259
2/16	$4,757,782	$4,672,484	$4,824,476
3/16	$4,982,206	$5,095,645	$5,120,898
4/16	$5,111,250	$5,226,729	$5,231,558
5/16	$5,105,639	$4,942,553	$5,089,781
6/16	$5,223,462	$5,233,549	$5,305,275
7/16	$5,268,346	$5,265,047	$5,366,148
8/16	$5,374,948	$5,267,161	$5,408,884
9/16	$5,425,443	$5,373,730	$5,471,050
10/16	$5,441,265	$5,328,294	$5,430,826
11/16	$5,282,346	$4,953,629	$5,156,193
12/16	$5,345,152	$5,046,346	$5,231,689
1/17	$5,390,855	$5,159,981	$5,325,617
2/17	$5,472,196	$5,252,960	$5,418,830
3/17	$5,530,327	$5,374,444	$5,490,919
4/17	$5,600,766	$5,437,217	$5,558,839
5/17	$5,647,706	$5,543,810	$5,634,494
6/17	$5,713,020	$5,569,184	$5,648,246
7/17	$5,772,614	$5,684,684	$5,729,810
8/17	$5,875,289	$5,786,620	$5,820,330
9/17	$5,947,967	$5,766,970	$5,815,644
10/17	$5,934,502	$5,604,408	$5,744,000
11/17	$5,989,348	$5,698,832	$5,793,495
12/17	$6,042,065	$5,814,045	$5,867,262
1/18	$6,154,884	$6,074,450	$5,999,071
2/18	$6,134,644	$6,011,026	$5,922,801
3/18	$6,171,952	$6,072,411	$5,954,582
4/18	$6,157,946	$5,892,847	$5,835,070
5/18	$6,014,134	$5,599,559	$5,665,971
6/18	$5,895,589	$5,439,558	$5,562,193
7/18	$5,946,845	$5,542,641	$5,670,547
8/18	$5,767,206	$5,205,307	$5,458,210
9/18	$5,785,919	$5,340,279	$5,562,500
10/18	$5,744,488	$5,235,648	$5,469,749
11/18	$5,790,517	$5,382,643	$5,538,579
12/18	$5,784,313	$5,452,929	$5,603,334
1/19	$6,004,389	$5,750,513	$5,856,070
2/19	$6,047,217	$5,687,658	$5,854,488
3/19	$6,048,682	$5,612,188	$5,855,152
4/19	$6,070,930	$5,602,347	$5,864,977
5/19	$6,107,299	$5,618,907	$5,886,842
6/19	$6,292,800	$5,928,478	$6,131,437
7/19	$6,444,026	$5,983,459	$6,192,181
8/19	$6,389,485	$5,825,495	$6,123,944
9/19	$6,485,384	$5,881,501	$6,156,068
10/19	$6,567,639	$6,051,917	$6,262,633
11/19	$6,664,980	$5,941,924	$6,204,188
12/19	$6,844,738	$6,187,566	$6,378,734
1/20	$6,884,369	$6,107,945	$6,386,537
2/20	$6,796,935	$5,899,681	$6,262,012
3/20	$5,876,077	$5,246,304	$5,518,099
4/20	$6,045,547	$5,451,982	$5,713,738
5/20	$6,462,783	$5,734,284	$6,004,253
6/20	$6,690,682	$5,761,271	$6,112,443
7/20	$6,742,093	$5,935,231	$6,296,933
8/20	$6,879,476	$5,915,753	$6,308,830
9/20	$6,829,745	$5,796,484	$6,208,462
10/20	$6,889,998	$5,821,171	$6,225,193
11/20	$7,149,167	$6,140,638	$6,497,513
12/20	$7,354,106	$6,354,244	$6,665,166
1/21	$7,375,324	$6,286,122	$6,610,238
2/21	$7,372,143	$6,117,692	$6,477,875
3/21	$7,255,429	$5,929,891	$6,352,524
4/21	$7,383,586	$6,063,874	$6,468,999
5/21	$7,487,934	$6,215,169	$6,577,297
6/21	$7,485,031	$6,139,667	$6,563,171
7/21	$7,431,960	$6,113,431	$6,559,544
8/21	$7,546,695	$6,160,545	$6,612,490
9/21	$7,492,947	$5,949,153	$6,453,716
10/21	$7,447,250	$5,870,144	$6,403,787
11/21	$7,350,064	$5,709,579	$6,277,937
12/21	$7,467,683	$5,798,416	$6,355,078
1/22	$7,369,271	$5,798,113	$6,283,116
2/22	$6,990,093	$5,508,179	$5,947,146
3/22	$6,960,638	$5,423,814	$5,850,362
4/22	$6,904,380	$5,096,962	$5,562,170
5/22	$6,847,646	$5,186,824	$5,603,365
6/22	$6,511,544	$4,955,864	$5,348,692
7/22	$6,445,327	$4,970,375	$5,409,213
8/22	$6,642,815	$4,963,398	$5,395,076
9/22	$6,427,889	$4,721,669	$5,126,276
10/22	$6,471,003	$4,680,012	$5,079,311
11/22	$6,832,551	$5,012,604	$5,423,333
12/22	$7,008,385	$5,120,865	$5,507,223
1/23	$7,213,746	$5,340,691	$5,710,940
2/23	$7,152,921	$5,171,690	$5,566,228
3/23	$7,159,261	$5,385,020	$5,706,001
4/23	$7,175,289	$5,431,445	$5,750,741
5/23	$7,240,288	$5,345,685	$5,688,709
6/23	$7,463,860	$5,519,951	$5,828,518
7/23	$7,579,868	$5,678,778	$5,954,472
8/23	$7,506,096	$5,526,196	$5,845,465
9/23	$7,472,376	$5,340,144	$5,697,644
10/23	$7,448,564	$5,312,033	$5,646,039
11/23	$7,639,644	$5,591,926	$5,926,089
12/23	$7,811,536	$5,771,269	$6,136,688
1/24	$7,911,833	$5,683,377	$6,083,300
2/24	$8,107,271	$5,650,774	$6,091,567
3/24	$8,304,147	$5,649,177	$6,137,762
4/24	$8,311,058	$5,528,463	$6,026,782
5/24	$8,457,145	$5,617,653	$6,124,495
6/24	$8,453,447	$5,556,973	$6,115,071
7/24	$8,547,435	$5,683,375	$6,236,127
8/24	$8,642,181	$5,857,874	$6,394,306
9/24	$8,781,704	$6,056,737	$6,551,983
10/24	$8,788,840	$5,777,238	$6,358,588
11/24	$8,885,754	$5,744,460	$6,369,036
12/24	$8,971,909	$5,633,813	$6,276,787
1/25	$9,228,896	$5,749,389	$6,376,220
2/25	$9,316,194	$5,787,218	$6,446,902
3/25	$9,277,502	$5,876,672	$6,485,492
4/25	$9,215,453	$6,067,423	$6,580,116
5/25	$9,444,673	$6,153,200	$6,655,077
6/25	$9,605,185	$6,324,600	$6,811,073
7/25	$9,731,164	$6,277,153	$6,822,596

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R6	13.85%	7.61%	6.88%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	10.45%	1.13%	2.30%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	9.40%	1.62%	3.15%
Footnote	Description
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 3,626,247,692
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 17,354,614
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,626,247,692
# of Portfolio Holdings (including derivatives)	793
Portfolio Turnover Rate	106%
Total Advisory Fees Paid	$17,354,614

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	2.3%
Senior Floating-Rate Loans	4.7%
Short-Term Investments	9.6%
Foreign Corporate Bonds	29.5%
Sovereign Government Bonds	53.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	9.3%
India	4.7%
Uzbekistan	4.4%
South Korea	4.2%
Taiwan	2.9%
Kazakhstan	2.1%
Uruguay	1.9%
Armenia	1.8%
Paraguay	1.7%
Other	12.8%
Total Long Exposure	45.8%
Euro	(2.4)%
Other	(0.1)%
Total Short Exposure	(2.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122